UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23069

The Cushing MLP Infrastructure Master Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
Cushing Asset Management, L.P.
8117 Preston Road, Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

The Cushing® MLP Infrastructure Master Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2015

	Shares	Fair Value
Common Stock - 8.1%
General Partners - 5.3%
United States - 5.3%
Kinder Morgan, Inc.	50,750	$1,644,807

Diversified General Partnerships - 2.8%
United States - 2.8%
Williams Company, Inc.	17,900	862,780

Total Common Stock (Cost $3,004,788)		$2,507,587

Master Limited Partnerships and Related Companies - 89.6%
Crude Oil & Refined Products - 36.1%
United States - 36.1%
Buckeye Partners, L.P.	19,200	$1,352,064
Enable Midstream Partners, L.P.	44,000	682,880
Genesis Energy, L.P.	33,817	1,476,450
MPLX, L.P.	19,200	952,704
NuStar Energy, L.P.	21,400	1,116,652
Phillips 66 Partners, L.P.	16,800	1,048,320
Rose Rock Midstream, L.P.	21,200	658,684
Shell Midstream Partners, L.P.	34,700	1,373,079
Sunoco Logistics Partners, L.P.	45,400	1,535,882
Tesoro Logistics, L.P.	19,950	1,053,560
		11,250,275
Large Cap Diversified - 30.8%
United States - 30.8%
Enbridge Energy Partners, L.P.	28,200	797,496
Energy Transfer Equity, L.P.	63,000	1,767,150
Energy Transfer Partners, L.P.	31,050	1,525,797
Enterprise Products Partners, L.P.	56,500	1,588,215
Magellan Midstream Partners, L.P.	22,800	1,608,996
Plains All American Pipeline, L.P.	31,400	1,132,284
Williams Partners, L.P.	29,650	1,181,552
		9,601,490
Natural Gas Gatherers & Processors - 15.2%
United States - 15.2%
Columbia Pipeline Partners, L.P.	41,500	822,945
Enlink Midstream Partners, L.P.	41,050	723,711
MarkWest Energy Partners, L.P.	23,550	1,327,514
Targa Resources Partners, L.P.	20,900	630,971
Western Gas Partners, L.P.	20,650	1,214,840
		4,719,981
Natural Gas Transportation & Storage - 7.5%
United States - 7.5%
EQT Midstream Partners, L.P.	21,000	1,633,800
TC Pipelines, L.P.	13,200	712,536
		2,346,336

Total Master Limited Partnerships and Related Companies (Cost $25,488,579)		$27,918,082

See Accompanying Notes to the Financial Statements.

The Cushing® MLP Infrastructure Fund
SCHEDULE OF INVESTMENTS (Continued)

	August 31, 2015

	Shares	Fair Value
Short-Term Investments - Investment Companies - 2.5%
United States - 2.5%
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (1)	157,585	$157,585
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (1)	157,585	157,585
Fidelity Money Market Portfolio - Institutional Class, 0.13% (1)	157,585	157,585
First American Government Obligations Fund - Class Z, 0.05% (1)	157,586	157,586
Invesco STIC Prime Portfolio, 0.07% (1)	157,586	157,586
Total Short-Term Investments (Cost $787,927)		$787,927

Total Investments - 100.2% (Cost $29,281,294)		$31,213,596
Liabilities in Excess of Other Assets - (0.2)%		(52,631)
Total Net Assets Applicable to Unitholders - 100.0%		$31,160,965

Percentages are stated as a percent of net assets.
(1)	Rate reported is the current yield as of August 31, 2015.

See Accompanying Notes to the Financial Statements.

Income Taxes

The Cushing MLP Infrastructure Master Fund (the “Fund”) does not record a provision for U.S. federal, state, or local income taxes because the Fund’s unitholders report their share of the Fund’s income or loss on their income tax returns.  The Fund files an income tax return in the U.S. and may file income tax returns in various states.  The Fund is subject to income tax examinations by major taxing authorities for all tax years since its inception.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

·	Level 1 — quoted prices in active markets for identical securities
·	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
·	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
	Fair Value at	for	Observable	Unobservable
	August 31,	Identical Assets	Inputs	Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Common Stock	$2,507,587	$2,507,587	$-	$-
Master Limited	27,918,082	27,918,082
Partnerships and
Related
Companies (a)
Total Equity Securities	30,425,669	30,425,669	-	-
Other
Short-Term	787,927	787,927	-	-
Investments
Total Other	787,927	787,927	-	-
Total	$31,213,596	$31,213,596	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2015.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended August 31, 2015.

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          The Cushing MLP Infrastructure Master Fund

By (Signature and Title)                     /s/ Daniel L. Spears
Daniel L. Spears, President

Date            10/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Daniel L. Spears
Daniel L. Spears, President

Date            10/28/15

By (Signature and Title)                      /s/ John H. Alban
John H. Alban, Treasurer

Date            10/28/15